INTANGIBLES - Intangible Assets by Location (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	R$ 5,207.1	R$ 6,163.1
Intangible Assets In Argentina [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	1,303.7	2,019.2
Intangible Assets In Bolivia [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	830.0	894.5
Intangible Assets In Brazil [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	73.9
Intangible Assets In Canada [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	195.7	206.4
Intangible Assets In Chile [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	70.7	78.5
Intangible Assets In Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	339.6	339.6
Intangible Assets In Paraguay [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	504.7	542.7
Intangible Assets In The Dominican Republic [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	1,431.5	1,593.0
Intangible Assets In Panama [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	333.0	358.8
Intangible Assets In Uruaguay [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	R$ 124.3	R$ 130.4